Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	T. Rowe Price International Funds, Inc.
Central Index Key	0000313212
Amendment Flag	false
Document Creation Date	Aug 16, 2013
Document Effective Date	Aug 16, 2013
Prospectus Date	Mar 1, 2013

T. Rowe Price International Growth & Income Fund

T. Rowe Price International Growth & Income Fund–Advisor Class

T. Rowe Price International Growth & Income Fund–R Class

Supplement to Prospectuses and Summary Prospectuses Dated March 1, 2013

On April 24, 2013, the Board of Directors approved a proposed amendment to the investment objective for the T. Rowe Price International Growth & Income Fund (fund) and its Advisor and R Classes. The change is subject to shareholder approval at an annual meeting scheduled for October 22, 2013. Proxy materials describing the proposed objective change and the rationale for the proposal were mailed to shareholders beginning on August 2, 2013. All fund shareholders of record at the close of business on July 24, 2013 are eligible to vote on the proposal.

The fund’s current investment objective is as follows:

“The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying, non-U.S. companies.”

The Board proposes that the fund’s investment objective be changed to the following:

“The fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks.”

In connection with the fund’s current investment objective, the fund’s principal investment strategies provide that the fund will invest primarily (at least 65% of total assets) in the stocks of large, dividend-paying, well-established companies that have favorable prospects for capital appreciation. To conform to the new investment objective, the fund’s principal investment strategies would be revised to provide that the fund will normally invest at least 65% of its total assets in non-U.S. stocks with an emphasis on larger-capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.

No material changes are anticipated to the fund’s current investment program, or to the fund’s overall risk profile, as a result of these changes. However, the Board believes that it is in the interests of the fund’s shareholders to approve a more general investment objective to allow the fund greater flexibility to execute its investment program now and in the future.

If the proposed amendment to the fund’s investment objective is approved by shareholders, it is expected to become effective on or about November 1, 2013.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price International Growth & Income Fund

T. Rowe Price International Growth & Income Fund–Advisor Class

T. Rowe Price International Growth & Income Fund–R Class

Supplement to Prospectuses and Summary Prospectuses Dated March 1, 2013

On April 24, 2013, the Board of Directors approved a proposed amendment to the investment objective for the T. Rowe Price International Growth & Income Fund (fund) and its Advisor and R Classes. The change is subject to shareholder approval at an annual meeting scheduled for October 22, 2013. Proxy materials describing the proposed objective change and the rationale for the proposal were mailed to shareholders beginning on August 2, 2013. All fund shareholders of record at the close of business on July 24, 2013 are eligible to vote on the proposal.

The fund’s current investment objective is as follows:

“The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying, non-U.S. companies.”

The Board proposes that the fund’s investment objective be changed to the following:

“The fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks.”

In connection with the fund’s current investment objective, the fund’s principal investment strategies provide that the fund will invest primarily (at least 65% of total assets) in the stocks of large, dividend-paying, well-established companies that have favorable prospects for capital appreciation. To conform to the new investment objective, the fund’s principal investment strategies would be revised to provide that the fund will normally invest at least 65% of its total assets in non-U.S. stocks with an emphasis on larger-capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.

No material changes are anticipated to the fund’s current investment program, or to the fund’s overall risk profile, as a result of these changes. However, the Board believes that it is in the interests of the fund’s shareholders to approve a more general investment objective to allow the fund greater flexibility to execute its investment program now and in the future.

If the proposed amendment to the fund’s investment objective is approved by shareholders, it is expected to become effective on or about November 1, 2013.
T. Rowe Price International Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price International Growth & Income Fund

T. Rowe Price International Growth & Income Fund–Advisor Class

T. Rowe Price International Growth & Income Fund–R Class

Supplement to Prospectuses and Summary Prospectuses Dated March 1, 2013

On April 24, 2013, the Board of Directors approved a proposed amendment to the investment objective for the T. Rowe Price International Growth & Income Fund (fund) and its Advisor and R Classes. The change is subject to shareholder approval at an annual meeting scheduled for October 22, 2013. Proxy materials describing the proposed objective change and the rationale for the proposal were mailed to shareholders beginning on August 2, 2013. All fund shareholders of record at the close of business on July 24, 2013 are eligible to vote on the proposal.

The fund’s current investment objective is as follows:

“The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying, non-U.S. companies.”

The Board proposes that the fund’s investment objective be changed to the following:

“The fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks.”

In connection with the fund’s current investment objective, the fund’s principal investment strategies provide that the fund will invest primarily (at least 65% of total assets) in the stocks of large, dividend-paying, well-established companies that have favorable prospects for capital appreciation. To conform to the new investment objective, the fund’s principal investment strategies would be revised to provide that the fund will normally invest at least 65% of its total assets in non-U.S. stocks with an emphasis on larger-capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.

No material changes are anticipated to the fund’s current investment program, or to the fund’s overall risk profile, as a result of these changes. However, the Board believes that it is in the interests of the fund’s shareholders to approve a more general investment objective to allow the fund greater flexibility to execute its investment program now and in the future.

If the proposed amendment to the fund’s investment objective is approved by shareholders, it is expected to become effective on or about November 1, 2013.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 16, 2013